Goodwill and Other Intangibles - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other Intangible Assets [Line Items]
Amortization expense	$ 37,000,000	$ 33,000,000	$ 139,000,000	$ 135,000,000	$ 130,000,000
GOODWILL	3,833,301,000		3,833,301,000	3,818,088,000
Customer relationships
Other Intangible Assets [Line Items]
Weighted average remaining useful life			4 years
Future amortization expense in 2013			145,000,000
Future amortization expense in 2014			145,000,000
Future amortization expense in 2015			145,000,000
Future amortization expense in 2016			140,000,000
Future amortization expense in 2017			$ 60,000,000
Customer relationships | Minimum
Other Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years		4 years
Customer relationships | Maximum
Other Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years		10 years